Quarterly Holdings Report
for

Fidelity® Short-Term Bond Fund

November 30, 2019

STP-QTLY-0120
1.813036.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.8%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
2.45% 6/30/20	$11,943	$11,961
3.6% 2/17/23	12,662	13,229
Verizon Communications, Inc.:
2.946% 3/15/22	2,544	2,603
3.125% 3/16/22	22,435	23,034
		50,827
Entertainment - 0.4%
The Walt Disney Co. 4.5% 2/15/21	17,948	18,500
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	18,592	18,726
4.464% 7/23/22	16,355	17,159
Comcast Corp.:
3.125% 7/15/22	6,590	6,799
3.45% 10/1/21	9,140	9,395
Time Warner Cable, Inc. 4% 9/1/21	6,330	6,481
		58,560

TOTAL COMMUNICATION SERVICES		127,887

CONSUMER DISCRETIONARY - 2.7%
Automobiles - 2.3%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	18,127	18,801
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 2.8099% 2/15/22 (a)(b)(c)	13,551	13,643
2.2% 5/5/20 (a)	14,044	14,051
2.3% 1/6/20 (a)	10,769	10,770
2.3% 2/12/21 (a)	13,461	13,478
3.35% 5/4/21 (a)	13,461	13,674
General Motors Financial Co., Inc.:
2.65% 4/13/20	8,025	8,039
3.15% 1/15/20	1,795	1,796
3.55% 4/9/21	6,251	6,350
4.2% 3/1/21	5,384	5,498
4.2% 11/6/21	9,198	9,502
Volkswagen Group of America Finance LLC 2.5% 9/24/21 (a)	3,833	3,854
		119,456
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	8,153	8,212
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	7,274	7,296
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	4,435	4,450

TOTAL CONSUMER DISCRETIONARY		139,414

CONSUMER STAPLES - 2.6%
Beverages - 0.6%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 2.6099% 11/15/21 (b)(c)	12,276	12,276
Diageo Capital PLC 3% 5/18/20	10,814	10,862
Molson Coors Brewing Co. 3.5% 5/1/22	7,785	7,989
		31,127
Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	13,551	13,552
Food Products - 0.4%
Conagra Brands, Inc. 3.8% 10/22/21	13,461	13,859
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.5409% 4/16/21 (b)(c)	8,974	9,003
		22,862
Tobacco - 1.3%
Altria Group, Inc.:
2.85% 8/9/22	10,769	10,924
3.49% 2/14/22	3,848	3,952
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	10,140	10,175
3.125% 7/26/24 (a)	10,993	11,037
3.75% 7/21/22 (a)	9,064	9,335
Philip Morris International, Inc.:
2.625% 2/18/22	3,642	3,693
2.875% 5/1/24	9,916	10,197
Reynolds American, Inc. 3.25% 6/12/20	6,983	7,023
		66,336

TOTAL CONSUMER STAPLES		133,877

ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Cenovus Energy, Inc. 3% 8/15/22	8,646	8,743
Energy Transfer Partners LP:
3.6% 2/1/23	5,683	5,811
4.2% 9/15/23	2,896	3,029
Enterprise Products Operating LP:
2.8% 2/15/21	3,906	3,942
5.2% 9/1/20	2,765	2,829
EQT Corp. 2.5% 10/1/20	4,943	4,936
Kinder Morgan Energy Partners LP 3.5% 9/1/23	5,558	5,754
Kinder Morgan, Inc. 3.05% 12/1/19	8,608	8,608
MPLX LP:
3 month U.S. LIBOR + 1.100% 3.2021% 9/9/22 (b)(c)	2,109	2,116
4.5% 7/15/23	1,710	1,813
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.8543% 2/8/21 (b)(c)	4,587	4,617
3 month U.S. LIBOR + 1.250% 3.1546% 8/13/21 (b)(c)	5,304	5,335
3 month U.S. LIBOR + 1.450% 3.3599% 8/15/22 (b)(c)	5,160	5,191
2.6% 8/13/21	1,405	1,412
2.7% 8/15/22	1,242	1,252
2.9% 8/15/24	4,103	4,122
3.125% 2/15/22	2,685	2,726
4.85% 3/15/21	9,014	9,292
Petroleos Mexicanos 3.5% 1/30/23	4,002	4,021
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 2.5173% 2/26/21 (b)(c)	10,290	10,290
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,387	9,603
Schlumberger Investment SA 3.3% 9/14/21 (a)	9,019	9,187
Western Gas Partners LP 5.375% 6/1/21	17,499	18,017
Williams Partners LP 3.6% 3/15/22	15,995	16,417
		149,063
FINANCIALS - 21.2%
Banks - 10.8%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.3759% 1/19/21 (a)(b)(c)	3,590	3,595
3.4% 8/27/21 (a)	15,638	15,974
Bank of America Corp.:
2.369% 7/21/21 (b)	8,974	8,993
2.625% 10/19/20	19,922	20,036
3.004% 12/20/23 (b)	26,922	27,496
3.124% 1/20/23 (b)	4,487	4,577
Bank of America NA 3 month U.S. LIBOR + 0.320% 2.2556% 7/26/21 (b)(c)	8,974	8,978
Banque Federative du Credit Mutuel SA 2.5% 4/13/21 (a)	8,974	9,034
Barclays Bank PLC 2.65% 1/11/21	10,769	10,832
Barclays PLC 3.25% 1/12/21	6,154	6,212
BPCE SA:
2.75% 12/2/21	4,487	4,542
3.145% 7/31/20 (a)	9,073	9,143
Capital One NA 2.15% 9/6/22	3,444	3,437
Citibank NA 3 month U.S. LIBOR + 0.600% 2.4985% 5/20/22 (b)(c)	11,280	11,316
Citigroup, Inc.:
2.75% 4/25/22	8,974	9,107
3.142% 1/24/23 (b)	10,858	11,056
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	15,296	15,553
Danske Bank A/S 3.875% 9/12/23 (a)	11,307	11,726
Fifth Third Bancorp 2.875% 7/27/20	6,403	6,435
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 2.5041% 5/18/21 (b)(c)	10,769	10,782
3.262% 3/13/23 (b)	11,141	11,367
Huntington National Bank:
3 month U.S. LIBOR + 0.550% 2.4405% 2/5/21 (b)(c)	8,974	9,008
3.25% 5/14/21	10,769	10,947
ING Bank NV 2.7% 8/17/20 (a)	2,796	2,811
ING Groep NV 3.15% 3/29/22	18,262	18,676
JPMorgan Chase & Co.:
2.55% 10/29/20	4,263	4,283
3.207% 4/1/23 (b)	8,974	9,176
3.514% 6/18/22 (b)	27,819	28,417
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 2.3835% 5/7/21 (b)(c)	10,903	10,921
Mitsubishi UFJ Financial Group, Inc.:
2.623% 7/18/22	6,282	6,355
2.95% 3/1/21	6,340	6,410
3.218% 3/7/22	9,692	9,926
3.535% 7/26/21	10,769	11,019
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 3.2673% 9/13/21 (b)(c)	16,153	16,348
RBS Citizens NA 2.45% 12/4/19	1,240	1,240
Regions Financial Corp.:
2.75% 8/14/22	10,303	10,463
3.2% 2/8/21	6,120	6,193
Royal Bank of Canada:
2.125% 3/2/20	13,461	13,468
2.15% 10/26/20	17,948	17,991
2.55% 7/16/24	12,767	12,942
Royal Bank of Scotland Group PLC 3.875% 9/12/23	16,153	16,804
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	10,769	11,057
4.45% 12/3/21	9,467	9,827
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.370% 2.3709% 10/16/20 (b)(c)	14,807	14,841
SunTrust Banks, Inc. 2.25% 1/31/20	22,435	22,440
The Toronto-Dominion Bank 2.5% 12/14/20	8,885	8,940
Wells Fargo & Co. 2.6% 7/22/20	15,704	15,768
Wells Fargo Bank NA:
2.082% 9/9/22 (b)	10,000	9,989
3.325% 7/23/21 (b)	8,974	9,047
ZB, National Association 3.5% 8/27/21	9,891	10,108
Zions Bancorp NA 3.35% 3/4/22	3,998	4,090
		559,696
Capital Markets - 4.3%
Citigroup Funding, Inc. 2.312% 11/4/22 (b)	20,125	20,166
Credit Suisse AG 2.1% 11/12/21	7,805	7,822
Credit Suisse Group AG 3.574% 1/9/23 (a)	8,974	9,194
Deutsche Bank AG New York Branch:
2.7% 7/13/20	24,229	24,229
3.15% 1/22/21	6,028	6,036
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 2.9273% 12/13/19 (b)(c)	13,461	13,464
2.876% 10/31/22 (b)	17,948	18,154
2.905% 7/24/23 (b)	4,487	4,559
3% 4/26/22	22,614	22,875
Intercontinental Exchange, Inc. 2.75% 12/1/20	6,521	6,575
Moody's Corp.:
2.75% 12/15/21	3,564	3,614
3.25% 6/7/21	5,312	5,407
5.5% 9/1/20	8,974	9,198
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.8833% 7/22/22 (b)(c)	8,974	9,056
2.625% 11/17/21	13,409	13,554
2.65% 1/27/20	10,769	10,780
3.737% 4/24/24 (b)	8,974	9,384
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.3391% 11/1/21 (b)(c)	13,461	13,493
UBS AG London Branch 2.2% 6/8/20 (a)	13,685	13,695
		221,255
Consumer Finance - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.125% 7/3/23	3,704	3,902
4.45% 12/16/21	2,758	2,873
4.875% 1/16/24	3,000	3,253
American Express Co.:
2.2% 10/30/20	4,508	4,518
2.75% 5/20/22	10,769	10,943
American Express Credit Corp.:
2.25% 5/5/21	8,076	8,114
2.6% 9/14/20	14,825	14,890
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 2.6055% 7/30/21 (a)(b)(c)	10,262	10,242
3 month U.S. LIBOR + 0.950% 3.0818% 6/1/21 (a)(b)(c)	9,838	9,867
Capital One Financial Corp. 2.5% 5/12/20	15,256	15,284
Ford Motor Credit Co. LLC:
2.425% 6/12/20	8,974	8,973
2.681% 1/9/20	8,914	8,916
3.157% 8/4/20	9,153	9,187
3.336% 3/18/21	23,229	23,355
4.14% 2/15/23	5,384	5,494
GE Capital International Funding Co. 2.342% 11/15/20	17,827	17,808
John Deere Capital Corp.:
2.35% 1/8/21	8,974	9,017
3.125% 9/10/21	8,974	9,164
Synchrony Financial:
2.85% 7/25/22	1,400	1,414
4.25% 8/15/24	14,053	14,820
4.375% 3/19/24	12,028	12,745
		204,779
Diversified Financial Services - 0.5%
AIG Global Funding:
2.3% 7/1/22(a)	3,795	3,811
3.35% 6/25/21 (a)	8,974	9,149
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	1,448	1,480
AXA Equitable Holdings, Inc. 3.9% 4/20/23	936	980
Brixmor Operating Partnership LP 3.875% 8/15/22	11,745	12,232
		27,652
Insurance - 1.7%
ACE INA Holdings, Inc. 2.3% 11/3/20	3,692	3,702
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 2.6759% 9/20/21 (a)(b)(c)	10,732	10,739
Aon Corp.:
2.2% 11/15/22	2,861	2,863
5% 9/30/20	12,685	12,996
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	12,107	12,114
2.75% 1/30/22	5,798	5,887
3.5% 12/29/20	5,695	5,790
Metropolitan Life Global Funding I 2.05% 6/12/20 (a)	13,667	13,678
Protective Life Global Funding 2.161% 9/25/20 (a)	13,615	13,638
Unum Group 5.625% 9/15/20	7,089	7,281
		88,688

TOTAL FINANCIALS		1,102,070

HEALTH CARE - 4.6%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22 (a)	13,070	13,092
2.5% 5/14/20	14,258	14,282
		27,374
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories 2.9% 11/30/21	5,465	5,564
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.9794% 12/29/20 (b)(c)	9,444	9,450
2.404% 6/5/20	14,565	14,591
Boston Scientific Corp. 3.45% 3/1/24	3,800	3,977
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.9141% 3/19/21 (b)(c)	7,740	7,741
		41,323
Health Care Providers & Services - 1.6%
Anthem, Inc. 3.125% 5/15/22	10,894	11,148
Cigna Corp.:
3 month U.S. LIBOR + 0.350% 2.4894% 3/17/20 (b)(c)	9,692	9,697
3 month U.S. LIBOR + 0.650% 2.7894% 9/17/21 (b)(c)	4,487	4,488
3.2% 9/17/20	9,243	9,323
3.4% 9/17/21	8,240	8,421
4.75% 11/15/21 (a)	4,274	4,471
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.8221% 3/9/21 (b)(c)	10,769	10,820
3.35% 3/9/21	6,507	6,611
Express Scripts Holding Co. 2.6% 11/30/20	2,408	2,421
Humana, Inc. 2.5% 12/15/20	6,802	6,829
UnitedHealth Group, Inc. 3.35% 7/15/22	8,974	9,290
		83,519
Pharmaceuticals - 1.7%
Actavis Funding SCS:
3% 3/12/20	13,866	13,889
3.45% 3/15/22	9,871	10,086
Bayer U.S. Finance II LLC 3.5% 6/25/21 (a)	13,461	13,683
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (a)	13,461	13,592
2.6% 5/16/22 (a)	9,915	10,085
Elanco Animal Health, Inc. 3.912% 8/27/21	6,252	6,411
GlaxoSmithKline Capital PLC 3.125% 5/14/21	11,020	11,209
Perrigo Co. PLC 3.5% 3/15/21	1,900	1,911
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	5,219	5,243
Zoetis, Inc. 3.45% 11/13/20	1,533	1,551
		87,660

TOTAL HEALTH CARE		239,876

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.3%
Northrop Grumman Corp. 2.08% 10/15/20	10,176	10,188
United Technologies Corp. 3.35% 8/16/21	2,800	2,864
		13,052
Airlines - 0.6%
Delta Air Lines, Inc.:
2.875% 3/13/20	13,865	13,893
2.9% 10/28/24	11,316	11,187
3.4% 4/19/21	7,587	7,683
		32,763
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	10,278	10,612
Machinery - 0.4%
Caterpillar Financial Services Corp. 2.65% 5/17/21	10,051	10,154
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.4185% 9/15/21 (b)(c)	10,114	10,116
		20,270
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
2.125% 1/15/20	5,411	5,411
2.5% 3/1/21	5,880	5,903
3.5% 1/15/22	9,153	9,386
International Lease Finance Corp. 5.875% 8/15/22	10,769	11,751
		32,451

TOTAL INDUSTRIALS		109,148

INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.8%
Amphenol Corp. 2.2% 4/1/20	13,461	13,468
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	15,650	16,960
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 2.5766% 6/5/20 (b)(c)	12,019	12,034
		42,462
IT Services - 0.5%
IBM Corp. 2.8% 5/13/21	13,461	13,627
The Western Union Co.:
2.85% 1/10/25	2,360	2,355
4.25% 6/9/23	8,974	9,474
		25,456
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	7,415	7,431

TOTAL INFORMATION TECHNOLOGY		75,349

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	6,009	6,208
The Mosaic Co. 3.25% 11/15/22	3,396	3,471
		9,679
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc. 3.625% 3/15/24	4,880	5,130
Real Estate Management & Development - 0.2%
Digital Realty Trust LP 2.75% 2/1/23	4,161	4,205
Washington Prime Group LP 3.85% 4/1/20	8,382	8,361
		12,566

TOTAL REAL ESTATE		17,696

UTILITIES - 3.3%
Electric Utilities - 1.6%
American Electric Power Co., Inc. 2.15% 11/13/20	6,837	6,847
Duke Energy Corp. 1.8% 9/1/21	3,406	3,396
Edison International 2.125% 4/15/20	13,461	13,451
Eversource Energy 2.5% 3/15/21	6,629	6,662
Exelon Corp.:
2.85% 6/15/20	6,141	6,163
3.497% 6/1/22 (b)	9,472	9,713
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.3083% 5/6/22 (b)(c)	10,458	10,458
ITC Holdings Corp. 2.7% 11/15/22	6,839	6,923
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.7496% 3/27/20 (b)(c)	3,069	3,070
NextEra Energy Capital Holdings, Inc. 2.9% 4/1/22	9,943	10,125
Virginia Electric & Power Co. 2.75% 3/15/23	5,384	5,490
		82,298
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	2,197	2,202
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.550% 2.6816% 3/12/20 (b)(c)	2,725	2,723
		4,925
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	1,500	1,511
Multi-Utilities - 1.6%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	10,202	10,250
Consolidated Edison, Inc. 2% 3/15/20	2,942	2,944
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.4044% 9/30/66 (b)(c)	5,733	5,267
2.715% 8/15/21	7,821	7,871
DTE Energy Co. 2.25% 11/1/22	12,055	12,033
NiSource, Inc.:
2.65% 11/17/22	9,289	9,393
3.65% 6/15/23	2,959	3,092
Sempra Energy 2.4% 2/1/20	13,506	13,502
WEC Energy Group, Inc.:
3.1% 3/8/22	7,805	7,966
3.375% 6/15/21	11,229	11,450
		83,768

TOTAL UTILITIES		172,502

TOTAL NONCONVERTIBLE BONDS
(Cost $2,248,619)		2,276,561

U.S. Treasury Obligations - 21.9%
U.S. Treasury Notes:
1.125% 2/28/21 (d)	$208,738	$207,262
1.75% 11/30/21	108,639	108,885
1.875% 7/31/22	20,922	21,067
2.125% 3/31/24	330,121	336,909
2.375% 8/15/24	184,608	190,752
2.625% 6/30/23	76,278	78,948
2.875% 11/15/21	191,667	196,182
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,131,389)		1,140,005

U.S. Government Agency - Mortgage Securities - 1.7%
Fannie Mae - 1.5%
3% 3/1/30 to 12/1/31	33,916	34,780
3.5% 9/1/29	4,189	4,374
4.5% 7/1/20 to 9/1/49	30,753	32,933
5.5% 11/1/34	3,762	4,190
7.5% 11/1/31	1	1

TOTAL FANNIE MAE		76,278

Freddie Mac - 0.0%
4% 4/1/26	660	689
5% 4/1/20	1	1
8.5% 5/1/26 to 7/1/28	57	64

TOTAL FREDDIE MAC		754

Ginnie Mae - 0.2%
7% to 7% 1/15/25 to 8/15/32	410	462
4.5% 6/20/48	11,058	11,633

TOTAL GINNIE MAE		12,095

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $88,581)		89,127

Asset-Backed Securities - 17.5%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$454	$462
Ally Auto Receivables Trust Series 2019-2 Class A2, 2.34% 6/15/22	8,974	8,990
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	11,110	11,193
Series 2018-2 Class A, 3.29% 5/15/23	12,492	12,716
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (a)	6,026	6,035
American Express Credit Account Master Trust:
Series 2017-6 Class A, 2.04% 5/15/23	9,082	9,098
Series 2018-4 Class A, 2.99% 12/15/23	9,934	10,097
Series 2018-6 Class A, 3.06% 2/15/24	8,974	9,145
Series 2019-1 Class A, 2.87% 10/15/24	4,062	4,160
AmeriCredit Automobile Receivables Trust:
Series 2018-3 Class A3, 3.38% 7/18/23	8,698	8,839
Series 2019-3 Class A2A, 2.17% 1/18/23	8,382	8,390
Bank of America Credit Card Master Trust:
Series 2017-A2 Class A2, 1.84% 1/17/23	12,469	12,462
Series 2018-A1 Class A1, 2.7% 7/17/23	12,563	12,689
Series 2018-A2 Class A2, 3% 9/15/23	10,024	10,181
Bank of The West Auto Trust:
Series 2018-1 Class A3, 3.43% 12/15/22 (a)	4,892	4,949
Series 2019-1 Class A2, 2.4% 10/17/22 (a)	3,381	3,388
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (a)	8,938	9,087
BMW Vehicle Lease Trust:
Series 2017-2 Class A3, 2.07% 10/20/20	2,315	2,315
Series 2019-1 Class A3, 2.84% 11/22/21	6,898	6,958
Canadian Pacer Auto Receivables Trust:
Series 2017-A1 Class A3, 2.05% 3/19/21 (a)	2,029	2,029
Series 2018-1A Class A3, 3% 11/19/21 (a)	7,349	7,374
Series 2018-2A Class A3, 3.27% 12/19/22 (a)	7,361	7,471
Series 2019-1A Class A2, 2.78% 3/21/22 (a)	9,125	9,156
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	7,718	7,731
Series 2017-A4 Class A4, 1.99% 7/17/23	10,917	10,930
Series 2018-A1 Class A1, 3.01% 2/15/24	6,610	6,713
Series 2019-A1 Class A1, 2.84% 12/15/24	13,005	13,288
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	2,656	2,652
Series 2017-3 Class A3, 1.97% 4/15/22	3,078	3,079
Series 2017-4 Class A3, 2.11% 10/17/22	4,043	4,047
Series 2018-2 Class A3, 2.98% 1/17/23	5,401	5,458
Series 2018-4 Class A3, 3.36% 9/15/23	5,966	6,090
Series 2019-1 Class A3, 3.05% 3/15/24	8,053	8,195
Series 2019-4 Class A2A, 2.01% 3/15/23	3,191	3,191
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	3,562	3,560
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 2.1054% 11/15/29 (a)(b)(c)	4,119	4,116
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	4,141	4,188
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	5,420	5,516
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	8,278	8,382
Citibank Credit Card Issuance Trust:
Series 2017-A8 Class A8, 1.86% 8/8/22	13,461	13,458
Series 2018-A1 Class A1, 2.49% 1/20/23	12,919	13,012
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	9,084	9,201
Series 2019-C Class A2, 1.99% 3/15/23	3,266	3,265
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	5,597	5,628
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	3,631	3,653
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	7,834	7,906
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	10,328	10,327
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	2,406	2,415
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	11,647	11,657
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 2.208% 7/25/34 (b)(c)	234	216
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,614	1,614
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	3,037	3,062
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	4,097	4,157
Series 2019-1 Class A2, 2.78% 8/23/21 (a)	8,974	9,016
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	10,822	10,814
Class A3, 1.91% 10/22/24 (a)	4,242	4,232
Discover Card Master Trust:
Series 2018-A5 Class A5, 3.32% 3/15/24	11,801	12,107
Series 2019-A1 Class A1, 3.04% 7/15/24	9,508	9,753
Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 2.0354% 12/15/23 (b)(c)	17,948	17,962
DLL Securitization Trust:
Series 2017-A Class A3, 2.14% 12/15/21 (a)	6,773	6,775
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	7,668	7,748
Series 2019-MA2 Class A2, 2.27% 5/20/22 (a)	8,974	8,983
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	10,428	10,427
Class A3, 2.08% 2/21/23 (a)	4,062	4,059
Drive Auto Receivables Trust Series 2019-4 Class A2A, 2.32% 6/15/22	6,808	6,817
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (a)	6,859	6,875
Series 2019-4A Class A, 2.17% 5/15/23 (a)	9,685	9,689
Enterprise Fleet Financing LLC:
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	821	821
Series 2019-1 Class A2, 2.98% 10/22/24 (a)	6,782	6,852
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	3,209	3,206
Ford Credit Auto Lease Trust Series 2019-B Class A2A, 2.28% 2/15/22	8,462	8,478
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	10,503	10,530
Series 2017-A Class A3, 1.67% 6/15/21	2,664	2,662
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	22,853	22,910
Series 2017-2 Class A1, 2.16% 9/15/22	10,930	10,942
Series 2018-1 Class A1, 2.95% 5/15/23	9,871	9,996
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	5,817	5,870
Series 2019-2 Class A3, 2.67% 3/21/22	3,565	3,591
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.86% 12/16/21 (a)	5,631	5,627
GM Financial Securitized Term Automobile Recievables Trust 2.32% 7/18/22	4,558	4,570
GMF Floorplan Owner Revolving Trust:
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	8,887	8,888
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	9,549	9,686
Home Equity Asset Trust Series 2004-1 Class M2, 1 month U.S. LIBOR + 1.700% 3.408% 6/25/34 (b)(c)	20	19
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	6,318	6,368
Series 2019-B Class A3, 1.94% 2/15/24	7,648	7,660
John Deere Owner Trust:
Series 2018-A Class A3, 2.66% 4/18/22	8,699	8,730
Series 2019-B Class A2, 2.28% 5/16/22	9,494	9,516
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	12,520	12,670
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	3,371	3,373
Mercedes-Benz Auto Lease Trust:
Series 2018-A Class A3, 2.41% 2/16/21	5,506	5,510
Series 2019-A Class A3, 3.1% 11/15/21	5,995	6,053
Series 2019-B Class A3, 2% 10/17/22	5,845	5,863
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.260% 2.0254% 5/16/22 (a)(b)(c)	9,108	9,109
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (a)	6,808	6,813
Class A3, 2.01% 12/12/24 (a)	8,010	8,006
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.338% 9/25/23 (a)(b)(c)	9,430	9,441
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	338	338
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.953% 1/25/36 (b)(c)	758	762
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (a)	1,787	1,792
Series 2019-4A Class A, 2.48% 2/17/26 (a)	1,761	1,760
Santander Retail Auto Lease Trust:
Series 2017-A Class A3, 2.22% 1/20/21 (a)	4,937	4,938
Series 2018-A Class A3, 2.93% 5/20/21 (a)	8,277	8,307
Series 2019-B Class A2A, 2.29% 4/20/22 (a)	11,240	11,272
Series 2019-C Class A2A, 1.89% 9/20/22 (a)	10,769	10,752
Securitized Term Auto Receivables Trust:
Series 2017-2A Class A3, 2.04% 4/26/21 (a)	2,634	2,634
Series 2018-2A Class A3 3.325% 8/25/22 (a)	11,689	11,808
Series 2019-1A Class A3, 2.986% 2/27/23 (a)	6,441	6,519
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 2.6685% 12/15/25 (a)(b)(c)	10,849	10,839
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	9,358	9,380
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.568% 9/25/34 (b)(c)	263	258
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	16,000	15,998
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	4,856	5,051
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	6,333	6,399
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.6031% 4/6/42 (a)(b)(c)	261	190
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (a)	2,800	2,808
Series 2019-1A Class A, 3.48% 3/15/25 (a)	1,156	1,159
Series 2019-2A Class A, 2.77% 10/15/25 (a)	4,423	4,431
USAA Auto Owner Trust Series 2017-1 Class A3, 1.7% 5/17/21	822	821
Verizon Owner Trust:
Series 2016-2A Class A, 1.68% 5/20/21 (a)	880	880
Series 2017-2A Class A, 1.92% 12/20/21 (a)	3,429	3,428
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	9,845	9,850
Series 2018-A Class A1A, 3.23% 4/20/23	11,617	11,818
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	5,786	5,860
VOLT XXVIII LLC Series 2019-NPL6 Class A1A, 3.2282% 10/25/49 (a)	6,489	6,494
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	5,309	5,393
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	6,015	6,014
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 2.2854% 7/17/23 (a)(b)(c)	11,854	11,897
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	6,080	6,114
World Omni Auto Receivables Trust Series 2016-A Class A3, 1.77% 9/15/21	162	162
World Omni Automobile Lease Securitization Trust Series 2019-A Class A3, 2.94% 5/16/22	5,307	5,378
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	13,461	13,461
TOTAL ASSET-BACKED SECURITIES
(Cost $901,819)		907,873

Collateralized Mortgage Obligations - 2.1%
Private Sponsor - 2.1%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 2.008% 5/25/45 (b)(c)	9,459	9,421
sequential payer Series 2001-40 Class Z, 6% 8/25/31	210	234
Series 2016-27:
Class HK, 3% 1/25/41	8,713	8,874
Class KG, 3% 1/25/40	4,220	4,353
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 2.058% 7/25/46 (b)(c)	10,826	10,820
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	3,841	3,836
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	3,333	3,321
Series 2015-4437 Class DE, 2% 10/15/32	3,479	3,458
Series 3949 Class MK, 4.5% 10/15/34	1,029	1,088
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	1,843	1,843
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.3595% 8/25/60 (a)(b)(c)	3,804	3,798
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.4209% 10/15/54 (a)(b)(c)	5,330	5,327
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.6873% 12/22/69 (a)(b)(c)	3,006	3,010
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	11,144	11,199
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.9928% 2/25/37 (b)(c)	24	24
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (a)	2,956	2,947
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.3661% 7/15/58 (a)(b)(c)	18,461	18,462
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.5361% 7/15/58 (a)(b)(c)	2,213	2,214
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 10/25/49 (a)	2,628	2,654
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (b)(c)	5	5
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.5359% 1/21/70 (a)(b)(c)	11,173	11,158
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $108,263)		108,046

Commercial Mortgage Securities - 5.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8237% 2/14/43 (b)(f)	8	0
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32(a)(g)	3,345	3,445
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A1, 1.559% 7/15/49	2,038	2,029
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(f)(h)	8,041	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	4,296	4,415
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 2.6654% 11/15/35 (a)(b)(c)	9,642	9,633
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 4/15/34 (a)(b)(c)	5,252	5,256
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.6854% 10/15/36 (a)(b)(c)	12,239	12,250
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 2.8% 11/15/36 (a)(b)(c)	2,499	2,499
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.5554% 7/15/32 (a)(b)(c)	9,708	9,702
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.8854% 6/15/34 (a)(b)(c)	9,317	9,333
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.6154% 7/15/32 (a)(b)(c)	7,524	7,519
sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	5,416	5,607
Series 2014-GC21 Class AAB, 3.477% 5/10/47	3,184	3,281
Series 2016-GC36 Class AAB, 3.368% 2/10/49	5,191	5,399
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	7,549	7,679
Series 2014-CR18 Class ASB, 3.452% 7/15/47	15,912	16,288
Series 2012-CR4 Class ASB, 2.436% 10/15/45	3,933	3,936
Series 2013-LC6 Class ASB, 2.478% 1/10/46	4,657	4,679
Credit Suisse Mortgage Trust floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.7454% 5/15/36 (a)(b)(c)	10,858	10,873
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.5154% 7/15/32 (a)(b)(c)	11,183	11,159
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	4,543	4,755
Class A3, 3.482% 1/10/45	5,775	5,890
Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	6,883	7,140
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	13,332	13,852
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	7,359	7,481
Series 2017-GS8 Class A1, 2.222% 11/10/50	8,154	8,168
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 9/15/29 (a)(b)(c)	4,826	4,826
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	4,330	4,447
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	3,258	3,355
Series 2012-C6 Class A/S, 4.1166% 5/15/45	4,385	4,541
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	12,354	12,647
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	5,977	6,072
Morgan Stanley BAML Trust Series 2016-C32 Class A1, 1.968% 12/15/49	2,249	2,242
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.7154% 3/15/34 (a)(b)(c)	8,716	8,716
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	7,292	7,516
Series 2011-C3 Class AJ, 5.4193% 7/15/49 (a)(b)	5,677	5,908
Series 2019-H7 Class A1, 2.327% 7/15/52	5,942	5,970
RETL floater Series 2019-RVP Class A, 1 month U.S. LIBOR + 1.150% 2.9154% 3/15/36 (a)(b)(c)	2,856	2,858
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.5533% 4/10/46 (a)(b)(c)	7,210	7,290
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	5,517	5,569
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12 Class A1, 1.676% 7/15/46	584	584
Series 2016-LC25 Class A1, 1.795% 12/15/59	679	677
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.4825% 6/15/46 (a)(b)(c)	7,648	7,654
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	855	863
Series 2013-C14 Class ASB, 2.977% 6/15/46	6,079	6,146
Series 2014-C20 Class ASB, 3.638% 5/15/47	2,787	2,874
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $283,778)		283,023

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $13,920)	13,920	14,116

Bank Notes - 3.8%
Capital One NA 2.35% 1/31/20	14,044	14,048
Citibank NA:
2.1% 6/12/20	$13,847	$13,857
2.844% 5/20/22 (b)	10,769	10,883
3.165% 2/19/22 (b)	14,358	14,516
Compass Bank:
2.875% 6/29/22	11,751	11,929
3.5% 6/11/21	7,239	7,365
Discover Bank:
3.1% 6/4/20	5,167	5,189
3.35% 2/6/23	10,250	10,563
Huntington National Bank 2.375% 3/10/20	10,769	10,777
KeyBank NA:
2.25% 3/16/20	3,234	3,237
3.3% 2/1/22	2,847	2,924
PNC Bank NA 2.45% 11/5/20	8,974	9,017
RBS Citizens NA:
2.25% 3/2/20	10,769	10,772
2.55% 5/13/21	9,057	9,119
3.25% 2/14/22	8,988	9,200
Regions Bank 2.75% 4/1/21	10,074	10,151
SunTrust Banks, Inc.:
2.8% 5/17/22	12,563	12,764
3.502% 8/2/22 (b)	7,635	7,796
Svenska Handelsbanken AB 3.35% 5/24/21	10,881	11,092
Synchrony Bank 3.65% 5/24/21	9,674	9,849
TOTAL BANK NOTES
(Cost $193,511)		195,048

Certificates of Deposit - 0.2%
Natexis Banques Populaires New York Branch yankee 2.68% 12/27/19
(Cost $10,000)	10,000	10,007

Commercial Paper - 0.4%
Commonspirit Health 2.35% 12/11/19	11,000	10,994
Sempra Global 2.23% 1/27/20	12,600	12,561
TOTAL COMMERCIAL PAPER
(Cost $23,549)		23,555
	Shares	Value (000s)

Money Market Funds - 0.4%
Fidelity Cash Central Fund 1.61% (i)
(Cost $18,777)	18,773,581	18,777
	Maturity Amount (000s)	Value (000s)

Repurchase Agreements - 1.9%
With:
Mizuho Securities U.S.A., Inc. at:
2.48%, dated 8/21/19 due 2/18/20 (Collateralized by Corporate Obligations valued at $34,805,223, 2.05% - 2.12%, 4/25/37)	32,399	32,000
2.53%, dated 9/18/19 due 3/18/20 (Collateralized by Corporate Obligations valued at $21,713,851, 2.00% - 6.71%, 2/2/26 - 4/25/37)	20,256	20,000
2.67%, dated 8/1/19 due 1/28/20 (Collateralized by Corporate Obligations valued at $17,437,637, 2.00% - 3.57%, 12/25/35 - 5/25/46)	16,214	16,000
Morgan Stanley & Co., Inc. at:
2.07%, dated 11/5/19 due 2/4/20 (Collateralized by Mortgage Loan Obligations valued at $17,916,494, 4.07% - 6.27%, 10/15/36 - 9/25/46),(b)(c)(j)	16,084	16,000
2.09%, dated 9/10/19 due 12/9/19 (Collateralized by Equity Securities valued at $15,743,578)(b)(c)(j)	14,576	14,500
TOTAL REPURCHASE AGREEMENTS
(Cost $98,500)		98,500
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $5,120,706)		5,164,638
NET OTHER ASSETS (LIABILITIES) - 0.6%		29,627
NET ASSETS - 100%		$5,194,265

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,374	March 2020	$511,801	$(282)	$(282)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	469	March 2020	55,796	(115)	(115)
TOTAL FUTURES CONTRACTS					$(397)

The notional amount of futures purchased as a percentage of Net Assets is 11%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,051,139,000 or 20.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,746,000.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) The maturity amount is based on the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$186
Total	$186

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets, in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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